Shareholder Report, Holdings (Details) - C000005547	Apr. 30, 2026
Top10HoldingBNY MellonBNY-3379858L2
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Top10HoldingCredit AgricoleBNY-2258984A0
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Top10HoldingRoyal Bank of CanadaBNY-7809897R4
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Top10HoldingNorth Texas Higher Ed. Auth.BNY-662826FT8
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Top10HoldingAustralia & New Zealand Banking GroupBNY-05299A9L2
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Top10HoldingBNP Paribas SecuritiesBNY-0559738A2
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Top10HoldingCalifornia PFABNY-13057EHS6
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Top10HoldingCook CountyBNY-213185FW6
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Top10Holding_Alaska HFC, State Capital Project_BNY-011839RX7
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Top10HoldingSvenska HandelsbankenBNY-8699937T6
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Other0BNY-57629TBQ9
Holdings [Line Items]
Percent of Net Asset Value	1.40%
0BNY-213185FW6
Holdings [Line Items]
Percent of Net Asset Value	24.00%
0BNY-3379858L2
Holdings [Line Items]
Percent of Net Asset Value	21.00%
0BNY-8574P1QB5
Holdings [Line Items]
Percent of Net Asset Value	17.90%
0BNY-30608HDK8
Holdings [Line Items]
Percent of Net Asset Value	15.40%
0BNY-00777MEK4
Holdings [Line Items]
Percent of Net Asset Value	9.50%
0BNY-15963WW40
Holdings [Line Items]
Percent of Net Asset Value	5.40%
0BNY-06054RAU6
Holdings [Line Items]
Percent of Net Asset Value	2.40%
0BNY-704583AA1
Holdings [Line Items]
Percent of Net Asset Value	1.60%
0BNY-57629TBQ9
Holdings [Line Items]
Percent of Net Asset Value	1.40%